EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$67,678	$63,910
Service cost	3,705	3,483
Interest cost	2,319	2,550
Amendments	124	0
Actuarial loss	(6,745)	3,822
Benefits paid, excluding settlement	(1,111)	(6,087)
Settlements	(10,379)	0
Benefit obligation at end of year	55,591	67,678

Change in plan assets
Fair value of plan assets at beginning of year	123,716	114,972
Actual return on plan assets	19,421	14,831
Employer contribution	0	0
Benefits paid, excluding settlement	(1,111)	(6,087)
Settlements	(10,379)	0
Fair value of plan assets at end of year	131,647	123,716

Amounts recognized in the Consolidated Balance Sheets
Assets	76,056	56,038
Liabilities	0	0
Net amount recognized	$76,056	$56,038

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$28,411	$54,471
Net prior service cost	(3,573)	(4,119)
Deferred tax assets	(9,273)	(19,014)
Net amount recognized	$15,565	$31,338

Change in accumulated other comprehensive income (loss)	$(15,773)	$(2,798)

Accumulated benefit obligation	$53,664	$64,273

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2013	2012	2011
Service cost	$3,705	$3,483	$3,177
Interest cost	2,319	2,550	2,723
Expected return on assets	(8,988)	(9,055)	(9,020)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,709	2,964	2,194
Settlement charges	6,174	0	0
Net periodic benefit (income) cost	5,496	(481)	(1,349)

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(17,178)	(1,954)	22,423
Prior service cost	124	0	0
Amortization of prior service cost	423	423	423
Amortization of gain	(2,709)	(2,964)	(2,194)
Settlement charges	(6,174)	0	0
Total recognized in accumulated other comprehensive income	(25,514)	(4,495)	20,652
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(20,018)	$(4,976)	$19,303

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,926	$3,248	$3,039
Amortization of prior service credit	(413)	(423)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2013	2012
Benefit obligations
Discount rate	4.62%	3.73%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.73%	4.22%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2013 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$126	$126	$0	$0
Fixed income mutual funds	50,277	50,277	0	0
Equity mutual funds	81,244	81,244	0	0
Total	$131,647	$131,647	$0	$0

The fair value of the plan assets as of December 31, 2012 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2014	$3,851
2015	3,840
2016	5,588
2017	4,066
2018	4,893
Thereafter	27,203